Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss before income taxes	$ (215)	$ (543)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property and equipment	789	717
Depreciation of right-of-use assets	45
Amortization of intangible assets	1	8
Loss on disposal of property and equipment	(140)	(28)
Change in operating assets and liabilities
Accounts receivable	675	423
Inventories		1
Accounts payable and accrued liabilities	(1,240)	(705)
Contract assets	(704)	211
Income tax payable	289	(60)
Net cash provided by (used in) operating activities	(500)	24
Cash flows from investing activities
Purchase of property and equipment	(3,327)	(252)
Proceeds from disposal of property and equipment	580	68
Net cash used in investing activities	(2,747)	(184)
Cash flows from financing activities
Proceed of bank borrowings	1,907	318
Amount due to related parties	(62)
Dividend payment		(273)
Repayment of lease liabilities	446
Net cash provided by financing activities	2,291	45
Effect on exchange rate change on cash and cash equivalents	(190)	(11)
Net change in cash and cash equivalents	(1,146)	(126)
BEGINNING OF PERIOD	3,007	350
END OF PERIOD	1,861	224
SUPPLEMENTAL CASH FLOWS INFORMATION
Cash (refund) paid for income taxes	(289)	66
Cash paid for interest	$ 246	$ 156